TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	TRADE PAYABLES Trade payables of €713,807 thousand at December 31, 2020 (€711,539 thousand at December 31, 2019) are entirely due within one year. The carrying amount of trade payables is considered to be equivalent to their fair value.